Stockholders' Deficit (Details Textual 1) (USD $)	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Dec. 31, 2013	Apr. 30, 2014	Nov. 12, 2013
Dividends Payable [Line Items]
Shares designated	10,000,000	10,000,000	10,000,000
Cash dividend paid	$ (666,000)
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Series E Preferred Stock [Member]
Dividends Payable [Line Items]
Conversion Price Per Share					$ 0.50
Cumulative Convertible Preferred Stock | Series A Preferred Stock
Dividends Payable [Line Items]
Stated value of the Preferred per share		$ 4.00	$ 4.00
Dividend Rate		8.00%	8.00%
Conversion Price Per Share		$ 4.00	$ 4.00
Shares designated		500,000	500,000
Par value of preferred stock (in dollars per share)		$ 0.001	$ 0.001
Cumulative Convertible Preferred Stock | Series B Preferred Stock
Dividends Payable [Line Items]
Stated value of the Preferred per share		$ 3.20	$ 3.20
Dividend Rate		8.00%	8.00%
Conversion Price Per Share		$ 3.20	$ 3.20
Shares designated		500,000	500,000
Par value of preferred stock (in dollars per share)		$ 0.001	$ 0.001
Cumulative Convertible Preferred Stock | Series C Preferred Stock [Member]
Dividends Payable [Line Items]
Shares designated			5,000,000
Cumulative Convertible Preferred Stock | Series D Preferred Stock
Dividends Payable [Line Items]
Stated value of the Preferred per share		$ 10.00	$ 10.00
Dividend Rate		8.00%	8.00%
Conversion Price Per Share		$ 1	$ 1.00
Shares designated		4,000,000	4,000,000
Reduced Conversion Price per share		$ 0.90
Preferred Stock, Dividend Payment Rate, Variable		The Series D Preferred Stock entitles the holder to cumulative dividends, payable quarterly, at an annual rate of (i) 8% of the Stated Value during the three year period commencing on the date of issue, and (ii) 12% of the Stated Value commencing three years after the date of issue. We may, at our option, pay dividends in PIK Shares, in which event the applicable dividend rate will be 12% and the number of such PIK Shares issuable as a dividend will be equal to the aggregate dividend payable divided by the lesser of (x) the then effective Conversion Price or (y) the average volume weighted average price of the Company's common stock for the five prior consecutive trading days.	The Series D Preferred Stock entitles the holder to cumulative dividends, payable quarterly, at an annual rate of (i) 8% of the Stated Value during the three year period commencing on the date of issue, and (ii) 12% of the Stated Value commencing three years after the date of issue. We may, at our option, pay dividends in PIK Shares, in which event the applicable dividend rate will be 12% and the number of such PIK Shares issuable will be equal to the aggregate dividend payable divided by the lesser of (x) the then effective Conversion Price or (y) the average volume weighted average price of the Company's common stock for the five prior consecutive trading days.
Cash dividend paid		147,000
Liquidation price per share			$ 10.00
Minimum closing price of common stock		$ 2.00	$ 2.00
Minimum average daily trading volume		5,000	5,000
Liquidated damages			18,000
Redemption purchase price per share			$ 10.00
Contingent beneficial conversion feature recorded as coversion price		1,300,000	1,300,000
Dividend payable, Shares		26,157		26,157
Dividend payable estimated fair value		213,000	213,000
Accrued cash dividends		351
Par value of preferred stock (in dollars per share)		$ 0.001	$ 0.001
Cumulative Convertible Preferred Stock | Series D Preferred Stock | Minimum
Dividends Payable [Line Items]
Conversion Price Per Share		$ 0.71	$ 0.71
Reduced Conversion Price per share		$ 0.71
Partial liquidated damage percentages of purchase price paid by each investor		0.10%	0.10%
Liquidated damages		18,000
Redemption purchase price per share		$ 10
Cumulative Convertible Preferred Stock | Series D Preferred Stock | Maximum
Dividends Payable [Line Items]
Partial liquidated damage percentages of purchase price paid by each investor		0.60%	0.60%
Cumulative Convertible Preferred Stock | Series D Preferred Stock | After the date of issue [Member]
Dividends Payable [Line Items]
Dividend Rate		12.00%
Cumulative Convertible Preferred Stock | Series E Preferred Stock [Member]
Dividends Payable [Line Items]
Stated value of the Preferred per share		$ 10.00	$ 10.00
Conversion Price Per Share		$ 0.50
Shares designated		2,000,000	2,000,000
Preferred Stock, Dividend Payment Rate, Variable		The Series E Preferred Stock entitles the holder to cumulative dividends (subject to the prior dividend rights of the Company's Series D Preferred Stock), payable quarterly, at an annual rate of (i) 10% of the Stated Value during the three year period commencing on the date of issue, and (ii) 14% of the Stated Value commencing three years after the date of issue. We may, at our option (subject to certain conditions), pay dividends in PIK shares, in which event the applicable dividend rate will be 14% and the number of shares issuable as a dividend will be equal to the aggregate dividend payable divided by the lesser of (x) the then effective Conversion Price or (y) the average volume weighted average price of our common stock for the five prior consecutive trading days.	The Series E Preferred Stock entitles the holder to cumulative dividends (subject to the prior dividend rights of the Company's Series D Preferred Stock), payable quarterly, at an annual rate of (i) 10% of the Stated Value during the three year period commencing on the date of issue, and (ii) 14% of the Stated Value commencing three years after the date of issue. We may, at our option (subject to certain conditions), pay dividends in PIK shares, in which event the applicable dividend rate will be 14% and the number of shares issuable as a dividend will be equal to the aggregate dividend payable divided by the lesser of (x) the then effective Conversion Price or (y) the average volume weighted average price of our common stock for the five prior consecutive trading days.
Cash dividend paid		105,000
Liquidation price per share		$ 10.00	$ 10.00
Minimum closing price of common stock		$ 1.35	$ 1.35
Minimum average daily trading volume		10,000	10,000
Dividend payable, Shares		7,533
Par value of preferred stock (in dollars per share)		$ 0.001	$ 0.001
Cumulative Convertible Preferred Stock | Series E Preferred Stock [Member] | Minimum
Dividends Payable [Line Items]
Partial liquidated damage percentages of purchase price paid by each investor		0.10%	0.10%
Dividend payable estimated fair value		75,000
Accrued cash dividends		$ 561
Cumulative Convertible Preferred Stock | Series E Preferred Stock [Member] | Maximum
Dividends Payable [Line Items]
Partial liquidated damage percentages of purchase price paid by each investor		0.60%	0.60%